Exhibit 99.1

World Omni Select Auto Trust 2023-A

Monthly Servicer Certificate

March 31, 2023

Dates Covered
Collections Period	02/11/23 - 03/31/23
Interest Accrual Period	03/15/23 - 04/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	04/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	931,757,001.63	37,582
Principal Payments	49,406,061.56	1,164
Defaulted Receivables	143,715.70	4
Repurchased Accounts	0.00	0
Pool Balance at 03/31/23	882,207,224.37	36,414

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.68%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	23,290,692.09	1,046
Past Due 61-90 days	2,906,898.98	116
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	26,197,591.07	1,162

Total 31+ Delinquent as % Ending Pool Balance	2.97%
Total 61+ Delinquent as % Ending Pool Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	91,589.25
Aggregate Net Losses/(Gains) - March 2023	52,126.45
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	73,664,303.23
Actual Overcollateralization	64,998,433.33
Weighted Average Contract Rate	9.19%
Weighted Average Remaining Term	62.37

Flow of Funds	$ Amount
Collections	60,835,303.64
Investment Earnings on Cash Accounts	9,815.36
Servicing Fee	(1,617,633.68)
Transfer to Collection Account	0.00
Available Funds	59,227,485.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	3,363,868.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	55,381,208.96
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	-

Total Distributions of Available Funds	59,227,485.32

Servicing Fee	1,617,633.68
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Original Note Balance	872,590,000.00
Principal Paid	55,381,208.96
Note Balance @ 04/17/23	817,208,791.04

Class A-1
Original Note Balance	184,000,000.00
Principal Paid	55,381,208.96
Note Balance @ 04/17/23	128,618,791.04
Note Factor @ 04/17/23	69.9015169%

Class A-2a
Original Note Balance	271,560,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	271,560,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-2b
Original Note Balance	110,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	110,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class A-3
Original Note Balance	130,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	130,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class B
Original Note Balance	41,000,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	41,000,000.00
Note Factor @ 04/17/23	100.0000000%

Class C
Original Note Balance	56,370,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	56,370,000.00
Note Factor @ 04/17/23	100.0000000%

Class D
Original Note Balance	61,030,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	61,030,000.00
Note Factor @ 04/17/23	100.0000000%

Class E
Original Note Balance	18,630,000.00
Principal Paid	0.00
Note Balance @ 04/17/23	18,630,000.00
Note Factor @ 04/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,846,276.36
Total Principal Paid	55,381,208.96
Total Paid	59,227,485.32

Class A-1
Coupon	5.13900%
Interest Paid	866,778.00
Principal Paid	55,381,208.96
Total Paid to A-1 Holders	56,247,986.96

Class A-2a
Coupon	5.92000%
Interest Paid	1,339,696.00
Principal Paid	0.00
Total Paid to A-2a Holders	1,339,696.00

Class A-2b
SOFR Rate	4.55804%
Coupon	5.40804%
Interest Paid	545,310.70
Principal Paid	0.00
Total Paid to A-2b Holders	545,310.70

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.4078850
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	63.4676182
Total Distribution Amount	67.8755032

A-1 Interest Distribution Amount	4.7107500
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	300.9848313
Total A-1 Distribution Amount	305.6955813

A-2a Interest Distribution Amount	4.9333333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9333333

A-2b Interest Distribution Amount	4.9573700
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.9573700

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/23	4,658,785.01
Investment Earnings	9,815.36
Investment Earnings Paid	(9,815.36)
Deposit/(Withdrawal)	-
Balance as of 04/17/23	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$10,810,588.41	N/A	N/A
Number of Extensions	407	N/A	N/A
Ratio of extensions to Beginning of Period Receivables Balance	1.16%	N/A	N/A

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.